AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 1, 2015

File No.  333-156529
File No.  811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

PRE-EFFECTIVE AMENDMENT NO. __ (  )

POST-EFFECTIVE AMENDMENT NO. 128  (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	(X)

AMENDMENT NO. 131  (X)

EXCHANGE TRADED CONCEPTS TRUST
(Exact Name of Registrant as Specified in Charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of Principal Executive Offices, Zip Code)

(405) 778-8377
(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and Address of Agent for Service)

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	On (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Exchange Traded Concepts Trust

Prospectus

June 1, 2015

Hull Tactical US ETF

Principal Listing Exchange for the Fund: NYSE Arca, Inc. (“NYSE Arca”)
Ticker Symbol: HTUS

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

This Prospectus has been arranged into different sections so that you can easily review this important information.  For detailed information about the Fund, please see:

Fund Summary - Hull Tactical US ETF

Investment Objective

The Hull Tactical US ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.91%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[1]	0.09%
Total Annual Fund Operating Expenses	1.00%

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$102	$318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

1

Principal Investment Strategies

The Fund seeks to achieve its investment objective by taking long and short positions in one or more exchange-traded funds (“ETFs”) that seek to track the performance of the S&P 500 Index (each an “S&P 500-related ETF” or an “Underlying ETF”).  The S&P 500 Index is a widely recognized benchmark of U.S. stock market performance that is composed primarily of large-capitalization U.S. issuers.

HTAA, LLC (“HTAA” or the “Investment Sub-Adviser”) utilizes various proprietary, analytical investment models that examine current and historical market data to attempt to predict the performance of the S&P 500 Index.  The models deliver investment signals that HTAA uses to make investment decisions for the Fund.  Depending on the discretion of HTAA and the investment signals delivered by the models, HTAA may take certain long or short positions in one or more S&P 500-related ETFs and S&P 500-related futures.  When the Fund takes long positions, it may maintain long exposure of up to 200% of its net assets; exposure to short positions is limited to no more than 100% of its net assets.  HTAA may adjust the Fund’s long and short positions when necessary to take into account new market conditions as well as data from the models.  Positions may be adjusted at HTAA’s discretion as model predictions and market opportunities fluctuate.

In seeking to achieve its investment objective, the Fund may engage in short sales of S&P 500-related ETFs.  The Fund may also invest up to 10% of its total assets in leveraged or inverse ETFs that seek to deliver multiples (long), or the inverse (short), of the performance of the S&P 500 Index, respectively.  However, in seeking its investment objective, the Fund does not seek performance that is a specific multiple or inverse, or inverse multiple of the S&P 500 Index.  The Fund may invest in leveraged or inverse ETFs on a daily basis or longer consistent with HTAA’s views on prevailing and anticipated market conditions.

The Fund will enter into futures contracts, in conjunction with investing in shares of an S&P 500-related ETF, to seek the desired long or short exposure to the S&P 500 Index.  However, the Fund does not use futures as the sole or a primary means of pursuing its investment strategy.  Instead, the Fund trades futures when HTAA determines that doing so may provide an efficient means of seeking exposure to the S&P 500 Index that is complementary to its investment in shares of an S&P 500-related ETF.  The Fund therefore is not intended to provide investors with a means of accessing a trading strategy that is principally focused on accessing the market for S&P 500 Index futures.

During periods when the Fund’s assets (or portion thereof) are not fully invested in one or more S&P 500-related ETFs or otherwise exposed to the S&P 500 Index, all or a portion of the Fund may be invested in cash instruments, which for this purpose include U.S. Treasury obligations; cash and cash equivalents including commercial paper, certificates of deposit and bankers’ acceptances; repurchase agreements; shares of money market mutual funds; and high-quality, short-term debt instruments including, in addition to U.S. Treasury obligations, other U.S. government securities (collectively, “Cash Instruments”).  Additionally, to respond to certain adverse market, economic, political or other conditions, the Fund may invest 100% of its assets, without limitation, in Cash Instruments.  The Fund may be invested in this manner for extended periods, depending on the Investment Sub-Adviser’s assessment of market conditions.  During this time, the Fund may not be able to meet its investment objective.  To the extent that the Fund invests in Underlying ETFs or money market mutual funds, the Fund would bear its pro rata portion of each such money market fund’s advisory fees and operational expenses.

2

The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act.  As a result, neither the Adviser nor the Sub-Advisers, on behalf of the Fund, are required to be registered in that capacity with the Commodity Futures Trading Commission (the “CFTC”), nor are they regulated by the CFTC as a registered commodity pool operator or commodity trading advisor with respect to the Fund.  The exclusion on which the Fund relies requires the Fund to limit its exposure to futures and other CFTC-regulated derivatives (such as swaps that reference broad-based securities indexes) to certain de minimis levels measured as a percentage of the Fund’s liquidation value.  HTAA intends to manage the Fund’s investments in S&P 500 futures and S&P 500-related ETFs that trade CFTC-regulated derivatives in accordance with those levels at all times.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.  The principal risks affecting shareholders’ investments in the Fund are set forth below.

Concentration Risk.   The Fund may be susceptible to an increased risk of loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular country, region, market, group of industries, sector or asset class.

Counterparty Risk. The Fund is subject to the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Derivatives Risk. The Fund uses futures contracts, which is a type of derivative contract.  Underlying ETFs, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements.  A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index - the S&P 500.  The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

Early Closing Risk.  An unanticipated early closing of the NYSE Arca (the “Exchange”)  may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

3

Equity Risk.  The prices of equity securities in which the Fund’s Underlying ETFs invest may rise and fall daily.  These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Futures Contracts Risk.  Futures contracts are a type of derivative investment, and the Fund is subject to the risks of investment in derivatives.  In addition, there may be an imperfect correlation between the changes in market value of the securities or other underlying assets held by the Fund and the prices of futures contracts.  When the Fund has an open futures contract position, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Interest Rate Risk.  The value of the Fund’s fixed-income assets will decline because of rising interest rates.  The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

Issuer Risk.  Issuer-specific events, including changes in the financial condition of an issuer, may have a negative impact on the value of the Fund.  To the extent that the Fund has exposure to issuers via its short positions, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value because of, among other events, increased demand for the issuer’s products or services or improved management performance.

Large-Capitalization Risk.  The Fund, through its investments in Underlying ETFs, will invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform (or in the case of short positions, outperform) securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Leveraging Risk.  The Fund is subject to the risk that certain transactions of the Fund, such as short sales and investments in Underlying ETFs that use leverage to seek to deliver multiples (long), or the inverse (short), of the performance of the S&P 500 Index, will cause the Fund to be more volatile than if the Fund had not entered into those transactions.  The greater the investment in instruments that give rise to leverage, the more this leverage will magnify any losses on those investments.

Liquidity Risk. Trading in shares of the Fund or an Underlying ETF may be halted because of market conditions or for reasons that, in the view of a stock exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. A particular investment may be difficult to purchase or sell, and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to the S&P 500 Index.

Management Risk.  The Investment Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objectives. However, the achievement of the stated investment objectives cannot be guaranteed over short- or long-term market cycles. The Investment Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.  The quantitative models used by the Investment Sub-Adviser may not perform as expected, particularly in volatile markets.  Moreover, the Investment Sub-Adviser is a newly formed investment adviser with no prior experience managing registered investment companies.

4

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Model and Data Risk.  The Investment Sub-Adviser utilizes, in part, proprietary, analytical investment models to attempt to predict the performance of the S&P 500 Index. The use of predictive models has inherent risks. Because the use of predictive models are usually constructed based on data supplied by third parties, the success of using such models as part of the Investment Sub-Adviser’s investment approach may depend heavily on the accuracy and reliability of the supplied data.  If incorrect data is used, the resulting information will be incorrect, which could cause the Fund to underperform.  In addition, the models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions.

New Fund Risk.  As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s Distributor does not maintain a secondary market in the Fund’s shares.

Portfolio Turnover Risk.  The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Trading Risk. Shares of the Fund may trade on the Exchange above or below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Short Sales Risk.  Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases and the market price of the security sold short could increase without limit, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

5

Underlying ETF Risk.  The Fund will invest in (and short) ETFs, and its performance will be directly related to the performance of the Underlying ETFs. Through its positions in these Underlying ETFs, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase in the case of short positions). Lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio investment. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund may exceed the costs of investing directly in Underlying ETFs.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

An Underlying ETF may not be actively managed and therefore the Underlying ETF would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the S&P 500 Index or the selling of shares is otherwise required upon a rebalancing of the S&P 500 Index.  Also, an Underlying ETF will not be able to replicate exactly the performance of the S&P 500 Index because the total return generated by portfolio securities of an Underlying ETF will be reduced by transaction costs and other expenses not incurred by the S&P 500 Index.

Through its investment in Underlying ETFs, the Fund is also indirectly subject to Counterparty Risk, Concentration Risk, Derivatives Risk, Equity Risk, Issuer Risk, Large-Capitalization Risk, Leveraging Risk, Management Risk, Market Risk and Trading Risk.

Underlying Leveraged and Inverse ETF Risk.  When the Fund invests in Underlying ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Underlying ETFs will fall as the performance of the Underlying ETF’s benchmark rises - a result that is the opposite from traditional mutual funds.  In addition, the Underlying ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in an Underlying ETF’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Underlying ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an Underlying ETF as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund.  Inverse and leveraged Underlying ETFs are designed to achieve their objectives for a single day only.  For periods longer than a single day, a leveraged or inverse Underlying ETF will lose money when the level of the underlying index is flat over time, and it is possible that a leveraged or inverse Underlying ETF will lose money over time even if the level of the underlying index rises or, in the case of an inverse Underlying ETF, falls.  Longer holding periods, higher index volatility, greater leverage and inverse exposure each exacerbate the impact of compounding on a fund’s returns.

6

U.S. Government Securities Risk. The Fund may invest in U.S. government securities, which are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Performance Information

The Fund is new, and therefore has no performance history.  Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund.  HTAA, the Investment Sub-Adviser, and Vident Investment Advisory LLC, the Trading Sub-Adviser, serve as sub-advisers to the Fund.

Portfolio Managers

Petra Bakosova, Financial Engineer with the Investment Sub-Adviser, has served as portfolio manager of the Fund since its inception.

Stephen McCarten, Chief Operating Officer of the Investment Sub-Adviser, has served as portfolio manager of the Fund since its inception.

Denise M. Krisko, CFA, President of the Trading Sub-Adviser, has served as portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer.  The Fund’s shares are listed on the NYSE Arca, Inc. (the “Exchange”). The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in a large specified number of shares called a “Creation Unit.”  The Fund issues and redeems shares on a continuous basis, at NAV, only in Creation Units of at least 25,000 shares.  A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and/or a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for at least 25,000 shares of the Fund (or multiples thereof).

The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

7

Tax Information

The distributions made by the Fund are generally taxable, and will be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

More Information about the Trust and the Fund

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust offering professionally managed investment portfolios or funds.  This Prospectus describes the Hull Tactical US ETF.

Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”) generally restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the Trust, including that such investment companies enter into an agreement with the Fund.  However, so long as the Fund intends to invest in securities of other investment companies beyond the limits set forth in Section 12(d)(1)(A), registered investment companies are not permitted to rely on the exemptive relief.

Creation Units of the Fund are issued and redeemed principally in-kind for portfolio securities and/or a specific cash payment.  EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES.

More Information about the Fund’s Investment Objective

The investment objective of the Fund is non-fundamental and may be changed by the Trust’s Board of Trustees (“Board”) without a shareholder vote.

More Information about the Fund’s Principal Investment Strategies

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities.  Instead, the Fund uses an active investment strategy to seek to meet its investment objective.  The Investment Sub-Adviser, subject to the oversight of the Adviser and the Board, has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective and investment policies.

8

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities and instruments issued by or economically tied to U.S. issuers.  This investment policy may be changed without shareholder approval, upon 60 days’ notice to shareholders.

More Information about the Principal Risks of Investing in the Fund

The following section provides additional information regarding the principal risks identified under “Principal Risks” in the “Fund Summary” section.

Concentration Risk.  The Fund may be susceptible to an increased risk of loss due to adverse occurrences to the extent the Fund’s investments are concentrated in a particular country, region, market, group of industries, sector or asset class.  The Underlying ETFs track a subset of the U.S. stock market, which could cause the Fund to perform differently than the overall stock market.  An Underlying Index may, at times, become focused in stocks of a particular sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Counterparty Risk. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations. Such a default may cause the value of an investment in the Fund to decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Derivatives Risk. The Fund uses futures contracts, which is a type of derivative contract.  Underlying ETFs, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements. To the extent the Fund invests in Underlying ETFs that hold derivatives positions, the Fund will indirectly be subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the gains or losses of an Underlying ETF. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives bought and sold by an Underlying ETF. An Underlying ETF could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent an Underlying ETF from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, relatively small price movement in a derivative may result in an immediate and substantial loss or gain to an Underlying ETF. Derivatives are often more volatile than other investments and an Underlying ETF may lose more than a derivative than it originally invested in it.

9

An Underlying ETF may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period.  Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index - the S&P 500.  The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

Early Closing Risk.  The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. If the Exchange closes early on a day when a shareholder needs to execute trades late in a trading day, the shareholder might incur trading losses.

Equity Risk.  The prices of equity securities in which the Fund’s Underlying ETFs invest may rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report better than expected results or be positively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may increase in response. In addition, the equity market tends to move in cycles, which may cause stock prices to rise over short or extended periods of time.

Futures Contracts Risk.  The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute.  Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Investment Sub-Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

10

Interest Rate.  Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Issuer Risk.  Issuer-specific events, including changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security, and changes in general economic or political conditions, may have a negative impact on the value of the Fund.  To the extent that the Fund has exposure to issuers via its short positions, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value because of, among other events, increased demand for the issuer’s products or services or improved management performance.

Large Capitalization Risk.  The Fund, through its investments in Underlying ETFs, will invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform (or in the case of short positions, outperform) securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Leveraging Risk.  The Fund may engage in transactions and purchase instruments that give rise to forms of leverage, including reverse repurchase agreements and other borrowings, futures contracts and short sales.  To the extent that the Fund invests in Underlying ETFs, and in particular in leveraged and inverse ETFs, the Fund will indirectly be subject to leveraging risk.  The greater the investment in instruments that give rise to leverage, the more this leverage will magnify any losses on those investments.  Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, forward commitment transactions or short sales. The use of leverage may also cause the Fund or an Underlying ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet  segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund or an Underlying ETF, for any reason, is unable to close out the transaction. In addition, to the extent that the Fund or an Underlying ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the fund’s investment income, resulting in greater losses. The value of a leveraged fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that a fund’s investment strategies involve consistently applied leverage.

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Liquidity Risk.  In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.  A particular investment may be difficult to purchase or sell, and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain section.

Management Risk.  The Investment Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objectives. However, the achievement of the stated investment objectives cannot be guaranteed. Various legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Investment Sub-Adviser and a portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives. The Investment Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The quantitative models used by the Investment Sub-Adviser may not perform as expected, particularly in volatile markets. If the Investment Sub-Adviser is incorrect in its assessment of the income, growth or price realization potential of the Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.  Moreover, the Investment Sub-Adviser is a newly formed investment adviser with no prior experience managing registered investment companies.

Market Risk.  Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. Fluctuations in the value of securities  in which the Fund invests, directly or indirectly through Underlying ETFs, will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Model and Data Risk.  The Investment Sub-Adviser may use investment programs that are fundamentally dependent on proprietary or licensed technology through the Investment Sub-Adviser’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. Any such errors, imperfections or limitations in a model could affect the ability of the Investment Sub-Adviser to implement strategies. Despite testing, monitoring and independent safeguards, these errors may result in, among other things, execution and allocation failures and failures to properly gather and organize data – all of which may have a negative effect on the Fund. Such errors are often extremely difficult to detect and some may go undetected for long periods of time and some may never be detected. The adverse impact caused by these errors can compound over time. The Investment Sub-Adviser may detect certain errors that it chooses, in its sole discretion, not to address or fix. By necessity, models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events.

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Portfolio Turnover Risk.  The Fund’s investment strategies may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Trading Risk.  Although the shares of the Fund are or will be listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.  Secondary market trading in Fund shares may be halted by a listing exchange because of market conditions or for other reasons.  In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.  There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Shares of the Fund may trade at, above or below their most recent NAV.  The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the prior most recent calculation.  The trading prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand.  The trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility.  These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time.  While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade close to the Fund’s NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors.  In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV.  If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Short Sales Risk.  Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover an obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund.  For example, when the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Regulatory bans on certain short selling activities may prevent the Fund from fully implementing its strategies.

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Underlying ETF Risk.  The Fund will invest in (and short) ETFs. Through their positions in these Underlying ETFs, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an Underlying ETF could decrease (or increase in the case of short positions). Lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio investment. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Fund’s direct fees and expenses.

Underlying Leveraged and Inverse ETF Risk.  When the Fund invests in Underlying ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Underlying ETF will fall as the performance of the Underlying ETF’s benchmark rises - a result that is the opposite from traditional mutual funds.  In addition, the Underlying ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in an Underlying ETF’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Underlying ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an Underlying ETF as a result of the use of leverage could adversely affect the Fund’s NAV and an investor could incur a loss in their investment in the Fund.  Inverse and leveraged Underlying ETFs are designed to achieve their objectives for a single day only.  For periods longer than a single day, a leveraged or inverse Underlying ETF will lose money when the level of the underlying index is flat over time, and it is possible that a leveraged or inverse Underlying ETF will lose money over time even if the level of the underlying index rises or, in the case of an inverse Underlying ETF, falls.  Longer holding periods, higher index volatility, greater leverage and inverse exposure each exacerbate the impact of compounding on a fund’s returns.

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U.S. Government Securities Risk.  Obligations issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of the securities will increase and, in fact, the market values of such obligations may fluctuate. In addition, not all U.S. government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available (i) in the Fund’s Statement of Additional Information (“SAI”) and (ii) on the Fund’s website at www.hulltacticalfunds.com.  The Fund’s portfolio holdings will be disclosed on the Fund’s website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

Fund Management

Adviser.  Exchange Traded Concepts, LLC, or the Adviser, an Oklahoma limited liability company, is located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser was formed in 2009 and provides investment advisory services to other exchange-traded funds.  The Adviser serves as investment adviser to the Fund and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board.  The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.  For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.91% of the average daily net assets of the Fund.  Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services.  Shareholders will be notified of any sub-adviser changes.

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Investment Sub-Adviser.  HTAA, LLC, or the Investment Sub-Adviser, is a newly formed investment adviser and a Delaware limited liability company, located at 141 W. Jackson Blvd., Suite 1650, Chicago, Illinois 60604.  The Investment Sub-Adviser is a wholly-owned subsidiary of Hull Investments, LLC, a family office with more than $250 million in assets under management.  Other than certain functions delegated to the Trading Sub-Adviser, as discussed further below, the Investment Sub-Adviser is responsible for the day-to-day management of the Fund.  The Investment Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board.  Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly at an annual rate of 0.81% of the average daily net assets of the Fund.  The Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of the Fund, except Excluded Expenses.  The Investment Sub-Adviser is not affiliated with the Adviser or the Trading Sub-Adviser.

Trading Sub-Adviser.  Vident Investment Advisory, LLC, or the Trading Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia, 30076.  The Trading Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Investment Sub-Adviser, subject to the supervision of the Adviser and the Board.  Under a sub-advisory agreement, the Adviser pays the Trading Sub-Adviser a fee calculated daily and paid monthly at an annual rate as follows: 1) 5 basis points on $0 - 250 million in assets; 2) 4 basis points on the next $250 - $500 million in assets; and 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $35,000.  The Trading Sub-Adviser is not affiliated with the Adviser or the Investment Sub-Adviser.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with the Adviser and the Sub-Advisory Agreements with the Investment Sub-Adviser and the Trading Sub-Adviser will be available in the Fund’s Annual Report.

Portfolio Managers

The portfolio managers listed below are primarily responsible for the day-to-day management of the Fund.

Petra Bakosova, Financial Engineer, has been with HTAA since October 2014.  Prior to HTAA, Ms. Bakosova worked six months at Toji Trading Group, LLC, as a quantitative research and two years at ArbHouse, LLC, as a strategist.  Prior to Arbhouse, Ms. Bakosova was working towards and received her Master of Science degree in Financial Mathematics from the University of Chicago.

Stephen McCarten, Chief Operating Officer, joined HTAA in January 2015.  Prior to joining HTAA, Mr. McCarten spent 13 years at Goldman Sachs in several ETF trading roles, the most recent was portfolio manager and supervisor for The Quantitative ETF Trading Group.  Mr. McCarten then worked at Cantor Fitzgerald in their Capital Markets Supervisory Group overseeing the Equities and Equity Derivatives trading group.

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Denise M. Krisko, CFA, joined Vident Investment Advisory LLC as its President in November 2014 and has over nineteen years of investment management experience.  Prior to joining Vident, Ms. Krisko was the Chief Investment Officer of Index Management Solutions.  Prior to that, she was a Managing Director and Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital Management.  She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors from August 2005 until the merger of The Bank of New York with Mellon Bank in 2007, when she assumed her role with Mellon Capital Management.  Ms. Krisko attained the Chartered Financial Analyst designation in 2000.  Ms. Krisko graduated with a BS from Pennsylvania State University and obtained her MBA from Villanova University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

Buying and Selling Fund Shares

The Fund calculates NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each business day as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time). The Exchange is typically closed on weekends and most national holidays.

In calculating NAV, the Fund generally values its portfolio investments at market prices. If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

The price of the Fund’s shares is based on market price, which may differ from the Fund’s daily NAV per share and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of the Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV per share of the Fund because the approximate value may not be calculated in the same manner as the NAV per share, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

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Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing for example: dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash. Direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also imposes transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

Book Entry

The Fund’s shares are held in book-entry form, which means that no stock certificates are issued. DTC, or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services.  The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets. If a service provider provides distribution services, the Distributor will, in turn, pay the service provider out of its fees.

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No distribution fees are currently charged to the Fund; there are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this Prospectus. However, to the extent distribution fees are charged in the future, because the Fund would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and would increase the cost of your investment. At such time as distribution fees are charged, the Fund will notify investors by adding disclosure to the Fund’s website and in the Fund’s Prospectus. Any distribution fees will be approved by the Board.

Dividends, Distributions and Taxes

Fund Distributions

The Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by shareholders of the Fund for reinvestment of their dividend distributions. Shareholders should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund.

Tax Information

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Code.  As long as the Fund qualifies for treatment as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

•	The Fund will distribute each year substantially all of its net investment income and net capital gains income.

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•	Dividends and distributions that are subject to tax are generally taxable to you whether you receive them in cash or in additional shares.

•	The dividends you receive from the Fund’s income and net short-term capital gains will be taxed as ordinary income or “qualified dividend income.”

•	If certain holding period requirements are met, dividends that are reported by the Fund as qualified dividend income are generally taxable to noncorporate shareholders at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets). “Qualified dividend income” generally is income derived from dividends paid to Underlying ETFs by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that an Underlying ETF receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

•	Distributions of the Fund’s net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares. For noncorporate shareholders, long-term capital gains are generally taxable at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets).

•	U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains realized on the sale of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Underlying ETFs from U.S. corporations, subject to certain limitations.

•	Distributions paid in January but declared by the Fund in October, November or December of the previous year payable to shareholders of record in such a month may be taxable to you in the previous year.

•	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions shortly after the close of each calendar year.

•	If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

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Tax Status of Share Transactions.  Each sale of Fund shares or redemption of Creation Units will generally be a taxable event to you. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year.  Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less will be treated as long-term capital loss to the extent distributions of net capital gain were paid (or treated as paid) with respect to such shares.

A person who exchanges securities for Creation Units generally will recognize gain or loss from the exchange.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units.  A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received.

Non-U.S. Individual Investors.  If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.  If you are not a citizen or permanent resident of the United States, gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless you are an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.  If you are a foreign entity, you may also be subject to a 30% withholding tax on Fund distributions payable after June 30, 2014 (or, in certain cases, after later dates) and redemptions and certain capital gain dividends payable after December 31, 2016 unless you comply with applicable requirements with respect to persons investing in or holding accounts with you.

Backup Withholding.  The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

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Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past four quarters, as applicable, can be found at www.hulltacticalfunds.com.

Financial Highlights

No financial information is available for the Fund because it had not commenced operations as of the date of this Prospectus.

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Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

These reports contain information about the Fund’s investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund’s holdings and detailed financial information about the Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about the Fund or to make other inquiries, please contact us as follows:

Call:	(844) 485-5383 ((844) Hull ETF)
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern Time)

Write:	Exchange Traded Concepts Trust
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Visit:	www.hulltacticalfunds.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

The Trust’s Investment Company Act file number: 811-22263
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STATEMENT OF ADDITIONAL INFORMATION

Hull Tactical US ETF
Ticker Symbol: HTUS

a series of EXCHANGE TRADED CONCEPTS TRUST (the “Trust”)

Principal Listing Exchange for the Fund: NYSE Arca, Inc.
(the “NYSE Arca” or the “Exchange”)

Investment Adviser:
Exchange Traded Concepts, LLC

Investment Sub-Adviser:
HTAA, LLC

Trading Sub-Adviser:
Vident Investment Advisory, LLC

This SAI is not a prospectus.  It should be read in conjunction with the Fund’s Prospectus, dated June 1, 2015, which incorporates this SAI by reference. Capitalized terms not defined herein are defined in the Prospectus.  Copies of the Fund’s Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above. Shares of the Fund are subject to listing on the Exchange and will trade in the secondary market.

The date of this SAI is June 1, 2015

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST	1
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS	1
INVESTMENT RESTRICTIONS	14
CONTINUOUS OFFERING	16
EXCHANGE LISTING AND TRADING	17
PORTFOLIO TRANSACTIONS AND BROKERAGE	17
MANAGEMENT OF THE TRUST	19
BOOK ENTRY ONLY SYSTEM	32
CREATION AND REDEMPTION OF CREATION UNITS	34
DETERMINATION OF NET ASSET VALUE	40
DIVIDENDS, DISTRIBUTIONS, AND TAXES	41
OTHER INFORMATION	49
FINANCIAL STATEMENTS	49
APPENDIX A	A-1
APPENDIX B	B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates to the Hull Tactical US ETF (the “Fund”).  The Trust was organized as a Delaware statutory trust on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each share issued by the Fund has a pro rata interest in the assets of the Fund.  Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees of the Trust (“Board”) with respect to the Fund, and in the net distributable assets of the Fund on liquidation. All payments received by the Trust for shares of the Fund belong to the Fund.  The Fund has its own assets and liabilities.

The shares of the Fund are subject to approval for listing on the Exchange. The shares of the Fund, as described in the Fund’s Prospectus, will trade on the Exchange at market prices that may be below, at, or above net asset value (“NAV”) per share of the Fund.

The Fund offers and issues shares at NAV in aggregated lots of at least 25,000 (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for: (i) a basket of individual securities (the “Deposit Securities”) and (ii) an amount of cash (the “Cash Component”). Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.

The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for the Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Fund, which is a diversified open-end management investment company. The Fund’s investment objective and principal investment strategies, as well as other important information, are described in the Fund’s Prospectus, which should be read together with this SAI. The investment objective of the Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund’s outstanding shares.

The day-to-day portfolio management of the Fund is provided by HTAA, LLC (the “Investment Sub-Adviser”) and is subject to the oversight of the Adviser and the Board.  Vident Investment Advisory, LLC (the “Trading Sub-Adviser”) is responsible for trading portfolio securities on behalf of the Fund, subject to the supervision of the Investment Sub-Adviser, the Adviser and the Board (the Investment Sub-Adviser and the Trading Sub-Adviser are collectively referred to as the “Sub-Advisers”).

The Investment Sub-Adviser selects securities for the Fund’s investment pursuant to an “active” management strategy for security selection and portfolio construction.  As described more fully in the Fund’s prospectus, the Fund seeks to achieve its investment objective by taking long and short positions in underlying exchange-traded funds (“Underlying ETFs”).  Through its positions in Underlying ETFs, the Fund will be subject to the risks associated with such vehicles and its underlying investments.

The investment techniques and instruments described below and in the Fund’s Prospectus may, consistent with the Fund’s investment objective and investment policies, be used by the Fund if, in the opinion of the Adviser or the Investment Sub-Adviser, such strategies will be advantageous to the Fund. The Fund may not invest in all of the instruments and techniques described below. In addition, the Fund is free to reduce or eliminate its activity with respect to any of the investment techniques described below without changing the Fund’s fundamental investment policies, and the Fund will periodically change the composition of its portfolio to best meet its investment objective. For more information about the Fund’s principal strategies and risks, please see the Fund’s Prospectus.

Borrowing

While the Fund does not anticipate doing so, the Fund may borrow money for investment purposes.  Borrowing for investment purposes is one form of leverage.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  The Fund may use leverage during periods when the Investment Sub-Adviser believes that the Fund’s investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.  As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities the Investment Sub-Adviser deems appropriate as may be necessary in connection with any borrowings for extraordinary or emergency purposes, in which event such pledging may not exceed 15% of the Fund’s assets, valued at cost.

Cyber Security

Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks.  Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches.  Cyber attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund.  For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage.  The Fund may also incur additional costs for cyber security risk management purposes.  Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Equity Securities

The Underlying ETFs in which the Fund invest may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV per share of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.  An Underlying ETF may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may invest indirectly through Underlying ETFs in the types of equity securities described below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

•	Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Futures and Options Transactions

Futures and Options on Futures.  The Fund may engage in futures transactions.  Underlying ETFs may engage in futures and options transactions.    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). Underlying ETFs in which the Fund may invest may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Fund invests in futures or in Underlying ETFs that invest in futures, options on futures or other instruments subject to regulation by the CFTC, it will do so in reliance upon and in accordance with CFTC Rule 4.5. The Trust, on behalf of all of its series, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Rule 4.5. Therefore, neither the Trust nor any of its series is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. In addition, as of the date of this SAI, neither the Adviser nor the Investment Sub-Adviser is deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to the Fund.

The Fund and Underlying ETFs may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When the Fund or an Underlying ETF purchases or sells a futures contract, or sells an option thereon, it is required to “cover” its position in order to limit leveraging and related risks. To cover its position, the Fund or Underlying ETF may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund or an Underlying ETF continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund or Underlying ETF may undertake and on the potential increase in the speculative character of the Fund or the Underlying ETF’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

An Underlying ETF may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund or an Underlying ETF will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund or an Underlying ETF may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund or the Underlying ETF may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Underlying ETF may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Underlying ETF will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Underlying ETF may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Underlying ETF may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Underlying ETF will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Underlying ETF may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund and an Underlying ETF’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on an investment adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce an Underlying ETF’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. Underlying ETFs in which the Fund may invest may purchase and write (sell) put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. The SEC staff has indicated that a written call option on a security may be covered if a fund: (1) owns the security underlying the call until the option is exercised or expires; (2) holds an American-style call on the same security as the call written with an exercise price (a) no greater than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or other liquid assets designated on the Fund’s records or placed in a segregated account with the Fund’s custodian; (3) has an absolute and immediate right to acquire the security without additional cost (or if additional consideration is required, cash or other liquid assets in such amount have been segregated); or (4) segregates cash or other liquid assets on the Fund’s records or with the custodian in an amount equal to (when added to any margin on deposit) the current market value of the call option, but not less than the exercise price, marked to market daily. If the call option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price or pay the difference. The seller’s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.

All put options written by an Underlying ETF will be covered by: (1) segregating cash, cash equivalents, such as U.S. Treasury securities or overnight repurchase agreements, or other liquid assets on the Underlying ETF’s records or with the custodian having a value at least equal to exercise price of the option (less cash received, if any); or (2) holding a put option on the same security as the option written where the exercise price of the written put option is (i) equal to or higher than the exercise price of the option written or (ii) less than the exercise price of the option written provided the Fund segregates cash or other liquid assets in the amount of the difference.

An Underlying ETF may trade put and call options on securities, securities indices and currencies, as the Underlying ETF’s investment adviser determines is appropriate in seeking the Underlying ETF’s investment objective, and except as restricted by the Underlying ETF’s investment limitations.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, an Underlying ETF may enter into a “closing transaction,” which is simply the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If an Underlying ETF is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

An Underlying ETF may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. An Underlying ETF purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Underlying ETF, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

An Underlying ETF may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Underlying ETF writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Underlying ETF will realize as profit the premium received for such option. When a call option of which the Underlying ETF is the writer is exercised, the Underlying ETF will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Underlying ETF is the writer is exercised, the Underlying ETF will be required to purchase the underlying securities at a price in excess of the market value of such securities.

An Underlying ETF may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Illiquid Securities

While the Fund does not anticipate doing so, the Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act, but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act, as long as the Fund does not invest more than 15% of its net assets in illiquid securities.  If the percentage of the Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Investment Sub-Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Investments in Other Investment Companies, including Underlying ETFs

The Fund will invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a fund may invest in the securities of another investment company (the “acquired company”) provided that the fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the fund) having an aggregate value in excess of 10% of the value of the total assets of the fund.  The Trust has entered into agreements with several unaffiliated Underlying ETFs that permit, pursuant to an SEC order, the Fund to purchase shares of those Underlying ETFs beyond the Section 12(d)(1) limits described above. The Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  In addition the Fund may rely on exemptions available under the 1940 Act or the rules thereunder to invest in excess of the limits stated above.

When the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

The Fund will invest in Underlying ETFs that are index-based, which hold substantially all of their assets in securities representing a specific index.  The main risk of investing in index-based investments is the same as investing in a portfolio of securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and the temporary unavailability of certain component securities of the index.

The Fund also may invest in Underlying ETFs that are actively managed.

Pooled Investment Vehicles

The Fund may invest in the securities of pooled vehicles that are not investment companies and, thus, not required to comply with the provisions of the 1940 Act. As a result, as a shareholder of such pooled vehicles, the Fund will not have all of the investor protections afforded by the 1940 Act. Such pooled vehicles may, however, be required to comply with the provisions of other federal securities laws, such as the Securities Act. These pooled vehicles typically hold currency or  commodities, such as gold or oil, or other property that is itself not a security. If the Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable management fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Certain pooled vehicles may be exchange-traded products (“ETPs”) that are not taxable as regulated investment companies (“RICs”). These non-RIC ETPs may produce non-qualifying income for purposes of the “90% Test” (as defined below), which must be met in order for the Fund to maintain its status as a RIC under the Internal Revenue Code. If one or more of these non-RIC ETPs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, this non-qualifying income may be attributed to the Fund and could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a RIC under the Internal Revenue Code.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year. Generally, the higher the Fund’s rate of portfolio turnover, the higher the transaction costs borne by the Fund and its long-term shareholders.  In addition, the Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because the Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and options contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one year.

Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions, which may be deemed to be loans. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Investment Sub-Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Investment Sub-Adviser, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements without limit as part of the Fund’s investment strategy. However, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash, cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

Short Sales

The Fund intends to engage regularly in short sales transactions in which the Fund sells a security it does not own such as an Underlying ETF. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

Swap Agreements

The Underlying ETFs in which the Fund may invest may enter into swap agreements, including, but not limited to, total return swaps, index swaps, and interest rate swaps. An Underlying ETF may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by an Underlying ETF will calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Underlying ETF’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

An Underlying ETF’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Underlying ETF’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations.  An Underlying ETF bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

An Underlying ETF may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Underlying ETF the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.  The Underlying ETF will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Underlying ETF on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Underlying ETF receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.  Other swap agreements, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Underlying ETF will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Underlying ETF is contractually obligated to make.  If a swap counterparty defaults, the Underlying ETF’s risk of loss consists of the net amount of payments the Underlying ETF is contractually entitled to receive, if any. The net amount of the excess, if any, of the Underlying ETF’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a custodian.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market.

The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

U.S. Government Securities

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship.  Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

•	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book‑entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

•	Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

•	U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non‑zero coupon securities with similar maturity and credit qualities.

•	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of shares.

Zero Coupon Bonds

The Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity.  Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments.  Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity.  Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds.  Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”).  While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds.  Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

Fundamental Policies of the Fund

The investment limitations listed below are fundamental policies of the Fund, and cannot be changed with respect to the Fund without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets at the time of the loan, and (3) enter into reverse repurchase agreements.

2.	Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

3.	(i) With respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

4.	Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or shares of investment companies.

5.	Make loans, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

8.	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of restricted securities or in connection with investments in other investment companies.

Non-Fundamental Policies

In addition to the investment objectives of the Fund, the investment limitations listed below are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board.

1.	The Fund may not purchase or hold illiquid securities if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

2.	The Fund will not, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities and instruments issued by or economically tied to U.S. issuers.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously. If the percentage of the Fund’s net assets invested in illiquid securities exceeds 15% due to market activity or changes in the Fund’s portfolio, the Fund will take appropriate measures to reduce its holdings of illiquid securities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.  The Fund’s current investment policy on lending is as follows:  the Fund may not make loans except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments.  The Fund will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Commodities.  The Fund will not purchase or sell commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

CONTINUOUS OFFERING

The method by which Creation Units are created and sold may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with SIDCO (the “Distributor”), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Fund’s Prospectus.  The discussion below supplements, and should be read in conjunction with, the Fund’s Prospectus.

Shares of the Fund are listed and traded on the Exchange. The shares of the Fund will trade on the Exchange at prices that may differ to some degree from the Fund’s NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Trading Sub-Adviser from obtaining a high quality of brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Trading Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, and in most cases, exact dollar values for those services are not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Trading Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Trading Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. The Trading Sub-Adviser uses several brokerage firms for execution services who specialize in index management as well as agency and principal trading. To the extent that the Trading Sub-Adviser engages in brokerage transactions with a broker-dealer that is an affiliated person, it will do so in accordance with applicable law.  The Trading Sub-Adviser’s use of an affiliated broker-dealer creates a potential conflict of interest to favor an affiliate. The Trading Sub-Adviser’s brokerage allocation process and best execution reviews seek to identify and address potential conflicts of interest.

Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances.  The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Trading Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Section 28(e) of the 1934 Act permits the Trading Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer.  The Trading Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research.  Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Trading Sub-Adviser, but only if the Trading Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.

The Trading Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Trading Sub-Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Trading Sub-Adviser’s expenses to the extent that the Trading Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Trading Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Trading Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Trading Sub-Adviser, effectively cross subsidizing the other accounts managed by the Trading Sub-Adviser that benefit directly from the product. The Trading Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

Neither the Adviser nor the Trading Sub-Adviser currently uses the Fund’s assets for, or participates in, any third party soft dollar arrangements, although they may do so in the future. However, they may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services.  The Adviser and the Trading Sub-Adviser do not “pay up” for the value of any such proprietary research.

The Trading Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Trading Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Trading Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.  The primary consideration is prompt execution of orders at the most favorable net price.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Investment Sub-Adviser, the Trading Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those members who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers.”  The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of the Fund’s shares.

As of the date of this SAI, the Fund did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”

Board Responsibilities. The management and affairs of the Trust and its series, including the Fund, are overseen by the Board.  The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most exchange-traded funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Investment Sub-Adviser, the Trading Sub-Adviser, the Distributor and administrator, SEI Investments Global Funds Services (the “Administrator”).  The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers.  Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund.  The Fund and its service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  The service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Investment Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of the Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objective, strategies and risks of the Fund as well as proposed investment limitations for the Fund.  Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Investment Sub-Adviser, Trading Sub-Adviser and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management.  The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser, the Investment Sub-Adviser and Trading Sub-Adviser and receives information about those services at its regular meetings.  In addition, on an annual basis, in connection with its consideration of whether to renew the advisory and sub-advisory agreements with the Adviser and the Sub-Advisers, the Board meets with the Adviser and Sub-Advisers to review such services.  Among other things, the Board regularly considers the Adviser’s and Sub-Advisers’ adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.  The Board also reviews information about the Fund’s performance and the Fund’s investments, including, for example, Top 10 portfolio holdings.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments.  At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Advisers.  The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities.  The Board has also established a Fair Value Committee that is responsible for implementing the Trust’s Fair Value Procedures and providing reports to the Board concerning investments for which market quotations are not readily available.  Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls.  Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods.  The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the Adviser, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.  Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information.  Most of the Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.  As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board.  There are five members of the Board, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “independent Trustees”).   J. Garrett Stevens, the sole interested Trustee, serves as Chairman of the Board.  The Trust does not have a lead independent trustee.  The Board is comprised of a super-majority (i.e., 67 percent or more) of independent Trustees.  The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust.  The Trust made this determination in consideration of, among other things, the fact that the independent Trustees of the Fund constitute a super-majority of the Board, the number of independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board.  The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board has two standing committees: the Audit Committee and the Nominating Committee (as described below).  The Audit Committee and Nominating Committee are chaired by an independent Trustee and composed of independent Trustees.

Set forth below are the names, ages, positions with the Trust, lengths of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust.  The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120.

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens (35 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present— Investment Adviser/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 — Chief Executive Officer and Secretary, 2011 to present — President; Exchange Traded Concepts, LLC, 2009 to present — Chief Executive Officer; Exchange Traded Concepts Trust II, 2012 to present — President.	8	None
Independent Trustees
Timothy J. Jacoby (62 years old)	Trustee	Since 2014	Deloitte & Touche LLP, 2000 to 2014─Partner; Longy School of Music of Bard College, 2010 to present — Board of Governors Member; First Parish in Concord, 2011 to present — Trustees of Parish Donations of First Parish in Concord/Chair.	9	Exchange Traded Concepts Trust II (1) — Trustee
David M. Mahle (70 years old)	Trustee	Since 2011	Jones Day, 2012 to present — Consultant; Jones Day, 2008 to 2011 — Of Counsel; Jones Day, 1988 to 2008 — Partner.	9	Exchange Traded Concepts Trust II (1) — Trustee

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Kurt Wolfgruber (64 years old)	Trustee	Since 2012	Amherst Asset Management, 2010 to present — Independent Advisor.	9	New Mountain Finance Corp. — Director; Exchange Traded Concepts Trust II (1) — Trustee
Mark Zurack (57 years old)	Trustee	Since 2011	Columbia Business School, 2002 to present — Professor.	8	AQR Funds (41) — Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Stevens should serve as Trustee because of the experience he gained in his roles with registered broker-dealer and investment management firms, as Chief Executive Officer of the Adviser, his experience in and knowledge of the financial services industry, and the experience he has gained as serving as Trustee of the Trust since 2009.

The Trust has concluded that Mr. Jacoby should serve as a Trustee because of the experience he has gained from over 25 years in or serving the investment management industry. Until his retirement in 2014, Mr. Jacoby served as a partner at the audit and professional services firm Deloitte & Touche LLP, where he had worked since 2000, providing various services to asset management firms that manage mutual funds, hedge funds and private equity funds.  Prior to that, Mr. Jacoby held various senior positions at financial services firms.  Additionally, he served as a partner at Ernst & Young LLP.  Mr. Jacoby is a Certified Public Accountant.

The Trust has concluded that Mr. Mahle should serve as Trustee because of the experience he has gained as an attorney in the investment management industry of a major law firm, representing exchange-traded funds and other investment companies as well as their sponsors and advisers and his knowledge and experience in investment management law and the financial services industry. Mr.Mahle is also a professor of law at Fordham Law School, where he lectures on investment companies and investment adviser regulations.

The Trust has concluded that Mr. Wolfgruber should serve as a Trustee because of his experience as President and Chief Investment Officer of OppenheimerFunds, Inc. where he was employed from 2000 to 2009.  Mr. Wolfgruber was responsible for the oversight of sales, marketing, trading, risk management and the investment process of ten investment teams which, together, managed over $200 billion across domestic and international asset classes. Mr. Wolfgruber has been involved in investment management for over 35 years with previous experience as a research analyst, portfolio manager and team and business leader at JP Morgan Investment Management from 1974 to 2000.  He is a Chartered Financial Analyst.

The Trust has concluded that Mr. Zurack should serve as a Trustee because of the experience he has gained serving in various leadership roles in the equity derivatives groups of a large financial institution, his experience in teaching equity derivatives at the graduate level, as well as his knowledge of the financial services industry.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Set forth below are the names, ages, positions with the Trust, lengths and term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker Jr. is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, and the address of Eric Kleinschmidt is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

OFFICERS

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held during the Past 5 Years
J. Garrett Stevens (35 years old)	Trustee and President	Trustee (Since 2009), President (Since 2011)
T.S. Phillips Investments, Inc., 2000 to present— Investment Adviser/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 — Chief Executive Officer and Secretary, 2011 to present — President; Exchange Traded Concepts, LLC, 2009 to present — Chief Executive Officer; and Exchange Traded Concepts Trust II, 2012 to present — President.
None
Richard Hogan (53 years old)	Secretary	Since 2011
Yorkville ETF Advisors, 2011 to present — Managing Member; Private Investor — 2003 to present; Exchange Traded Concepts Trust, 2011 to present — ETF Advisor; Peconic Land Trust, 2012 to present — Board Member.
Trust of Suffolk County, NY; Exchange Traded Concepts Trust II — Trustee, Chairman of Board, Secretary.

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held during the Past 5 Years
James J. Baker Jr. (64 years old)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present — Managing Partner; Yorkville ETF Advisors, 2012 to present — Managing Partner; Goldman Sachs, 2000 to 2011 — Vice President.	None
Eric Kleinschmidt (46 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present, Manager, Fund Accounting 1999 to 2004.	None

The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and other audit related matters.

Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust.  The Nominating Committee operates under a written charter approved by the Board.  The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any.  The Nominating Committee generally will not consider nominees recommended by shareholders.

Fair Value Committee. The Board also has established a Fair Value Committee that is comprised of representatives from the Adviser, representatives from the Trust’s administrator, and/or members of the Board. The Fair Value Committee operates under procedures approved by the Board.  The Fair Value Committee is responsible for the valuation of any portfolio investments for which market quotations or prices are not readily available. Mr. Stevens, Mr. Baker and Mr. Kleinschmidt currently serve as voting members on the Fair Value Committee.

Fund Shares Owned by Board Members. The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund and each other series of the Trust as of the end of the most recently completed calendar year.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and officers own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Shares Owned in the Fund	Aggregate Dollar Range of Fund Shares (Owned in All Funds in the Fund Complex)[1]
Interested Trustee
J. Garrett Stevens	None	None
Independent Trustees
Timothy J. Jacoby	None	None
David M. Mahle	None	None
Kurt Wolfgruber	None	None
Mark A. Zurack	None	None

[1]	Valuation date is December 31, 2014.

Board Compensation.  The following table sets forth the fees paid to the Trustees for the fiscal year ended November 30, 2014.  Independent Trustee fees are paid from the unitary fee paid to the Adviser by the Fund. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex[1,2]
Interested Trustee
Stevens	$0	n/a	n/a	$0 for service on (1) board
Independent Trustees
Jacoby	$35,000	n/a	n/a	$50,000 for service on (3)[3] boards[3]
Wolfgruber	$35,000	n/a	n/a	$50,000 for service on (3)[3] boards[3]
Mahle	$35,000	n/a	n/a	$50,000 for service on (3)[3] boards[3]
Zurack	$35,000	n/a	n/a	$35,000 for service on (2) boards

[1]	Aggregate Compensation is allocated equally between the Trust and Source ETF Trust in the Fund Complex.

[2]	As compensation for service on the Exchange Trade Concepts Trust and Source ETF Trust Boards, the Trustees are entitled to the $35,000 annual base fee, as well as a $2,500 in-person meeting fee or $4,000 per day, whichever is lower. The Trustees also will be paid $1,000 per telephonic meeting. The Audit Committee chair will also receive a $5,000 annual fee.
[3]	Mr. Jacoby, Mr. Wolfgruber and Mr. Mahle each receive $15,000 for their service on the Board of Exchange Traded Concepts Trust II in the Fund Complex.

Control Persons and Principal Holders of Securities

Because the Fund is new, as of the date of this SAI, there were no beneficial owners of the Fund.

Codes of Ethics

The Trust, the Adviser, the Sub-Advisers and the Distributor have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act. (each, a “Code of Ethics” and collectively, the “Codes of Ethics”).  The Codes of Ethics are designed to prevent affiliated persons of the Trust, the Adviser, the Sub-Advisers and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the Codes of Ethics).

There can be no assurance that the Codes of Ethics will be effective in preventing such activities. Each Code of Ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

Proxy Voting

The Board has delegated the responsibility to vote proxies for securities held in the Fund’s portfolio to the Adviser.  Proxies for the portfolio securities are voted in accordance with the Adviser’s proxy voting guidelines, which are set forth in Exhibit A to this SAI.  Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 will be available: (1) without charge by calling 844-485-5383 (844) Hull ETF); (2) on the Fund’s website at www.hulltacticalfunds.com; and (3) on the SEC’s website at www.sec.gov.

Investment Advisory and Other Services

Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, serves as the investment adviser to the Fund. The Adviser is majority owned by Yorkville ETF Holdings LLC.

The Trust and the Adviser have entered into an investment advisory agreement dated May 26, 2015, as amended from time to time (the “Advisory Agreement”), with respect to the Fund.  Under the Advisory Agreement, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.   The Adviser, in consultation with the Sub-Advisers, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.  The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services the Adviser provides, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.91% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Trust except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Investment Sub-Adviser. The Adviser has retained the Investment Sub-Adviser, HTAA, LLC, to make investment decisions for the Fund and continuously review, supervise and administer the investment program of the Fund, subject to the supervision of the Adviser and the Board.  The Investment Sub-Adviser is a newly formed sub-adviser and a subsidiary of Hull Investments, LLC, a family office with more than $250 million in assets under management.  Under a sub-advisory agreement between the Adviser and the Investment Sub-Adviser dated June 1, 2015, as amended from time to time (the “Hull Sub-Advisory Agreement”), the Adviser pays the Investment Sub-Adviser a fee, which is calculated daily and paid monthly at an annual rate of 0.81% based on a percentage of the average daily net assets of the Fund.  Under the Hull Sub-Advisory Agreement, the Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of the Fund, except Excluded Expenses.

After the initial two-year term, the continuance of the Hull Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Hull Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Hull Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust.  The Hull Sub-Advisory Agreement also may be terminated, at any time, by the Board or the Adviser upon sixty (60) days’ written notice to the Investment Sub-Adviser or by the Investment Sub-Adviser upon sixty (60) days’ written notice to the Adviser and the Board.  As used in the Hull Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Trading Sub-Adviser.  The Adviser has retained the Trading Sub-Adviser, Vident Investment Advisory, LLC, to trade portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Investment Sub-Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement between the Adviser and the Trading Sub-Adviser dated June 1, 2015, as amended from time to time (the “Vident Sub-Advisory Agreement”), the Adviser pays the Trading Sub-Adviser a fee calculated daily and paid monthly at an annual rate as follows: 1) 5 basis points on $0 - 250 million in assets; 2) 4 basis points on the next $250 - $500 million in assets; and 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $35,000.

After the initial one-year term, the continuance of the Vident Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Vident Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Vident Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust.  The Vident Sub-Advisory Agreement also may be terminated, at any time, by the Board or the Adviser upon sixty (60) days’ written notice to the Trading Sub-Adviser or by the Trading Sub-Adviser upon sixty (60) days’ written notice to the Adviser and the Board.  As used in the Vident Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Portfolio Managers

Ms. Petra Bakosova and Mr. Stephen McCarten (the “HTAA Portfolio Managers”) and Ms. Denise Krisko (the “Vident Portfolio Manager” and, together with the HTAA Portfolio Managers, the “Portfolio Managers”) serve as portfolio managers of the Fund. This section includes information about the Portfolio Managers, including information about other accounts they manage and how they are compensated.

Portfolio Manager Compensation. The HTAA Portfolio Managers are compensated by the Investment Sub-Adviser and do not receive any compensation directly from the Fund or the Adviser. The HTAA Portfolio Managers receive a base salary and are eligible to earn discretionary bonuses from time to time.  The availability and amount of any bonus will be based on factors such as the Investment Sub-Adviser’s profitability, each HTTA Portfolio Manager’s individual performance and team contribution.

The Vident Portfolio Manager is compensated by the Trading Sub-Adviser and does not receive any compensation directly from the Fund or the Adviser. The Vident Portfolio Manager receives a base salary and is eligible to earn discretionary bonuses from time to time.  The availability and amount of any bonus will be based on factors such as the Trading Sub-Adviser’s profitability, the Vident Portfolio Manager’s individual performance and team contribution.

Fund Shares Owned by Portfolio Managers.  The Fund is required to show the dollar range of each Portfolio Manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.  As of the date of this SAI, no Portfolio Manager beneficially owned shares of the Fund.

Accounts Managed by Portfolio Managers.  In addition to the Fund, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Petra Bakosova	0	0	0	0	0	0
Stephen McCarten	0	0	0	0	0	0
Denise M. Krisko	4	$1,796.75	0	0	0	0

*	Information provided is as of May 26, 2015.

Conflicts of Interest

The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the Portfolio Managers’ other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Investment Sub-Adviser and Trading Sub-Adviser have each established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by its Portfolio Managers are fairly and equitably allocated.

The Distributor

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), and an affiliate of the Administrator, are parties to an distribution agreement dated November 10, 2011 (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes shares of the Fund.  Shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of at least 25,000 shares. The Distributor will not distribute shares in amounts less than a Creation Unit.  The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter.  The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of the Fund’s outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Distributor may also provide trade order processing services pursuant to a services agreement.

Distribution Plan.  The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.  No payments pursuant to the Plan will be made during the initial twelve (12) months of operation.  Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”).  The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees.  The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of the Fund that is affected by such increase.  All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that shares of the Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance.  The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries.  The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

The Administrator

SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust with its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as administrator of the Trust and the Fund.  SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interest in the Administrator.  SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.  The Administrator and its affiliates also serve as administrator or sub-administrator to other exchange-traded funds and mutual funds.

The Trust and the Administrator have entered into an administration agreement dated November 10, 2011 (the “Administration Agreement”).  Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.  Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For its services under the Administration Agreement, the Administrator is entitled to a fee, based on assets under management, subject to a minimum fee.

The Custodian

Brown Brothers Harriman & Co. (the “Custodian”), located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

The Transfer Agent

Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the Fund’s transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

Legal Counsel

Morgan, Lewis & Bockius LLP, located at 2020 K Street NW, Washington, DC 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio, serves as the independent registered public accounting firm for the Fund.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at www.dtcc.com.

CREATION AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), of an order received in proper form.

A “Business Day” with respect to the Fund is any day on which the Exchange is open for business. As of the date of the Prospectus, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit.  The consideration for purchase of a Creation Unit of the Fund generally consists of an in-kind deposit of a designated portfolio of securities – the “Deposit Securities” – per each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash – the Cash Component – computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Investment Sub-Adviser to the Fund with a view to the investment objectives of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting. The Trust also reserves the right to offer an “all cash” option for creations of Creation Units for the Fund.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of at least 25,000 shares. All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than 3:00 p.m., Eastern Time, an hour earlier than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to 3:00 p.m., Eastern Time, on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process, should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process.  The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 3:00 p.m., Eastern Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process.  Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 3:00 p.m., Eastern Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m., Eastern Time on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 3:00 p.m., Eastern Time or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above; (d) acceptance of the Deposit Securities or Cash Purchase Amount would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit or Cash Purchase Amount would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit or Cash Purchase Amount would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits or Cash Purchase Amounts nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee*
Hull Tactical US ETF	$500

*	To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the Creation Transaction Fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the “Fund Securities” that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Cash Redemption Amount. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities – as announced by the Administrator on the Business Day of the request for redemption received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 3:00 p.m., Eastern Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the Fund and/or the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities, which are expected to be delivered within three Business Days, and/or the Cash Redemption Amount to the Authorized Participant, on behalf of the redeeming Beneficial Owner, by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than 3:00 p.m., Eastern Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to the custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than 3:00 p.m., Eastern Time on the Transmittal Date, but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions. The Trust also reserves the right to offer an “all cash” option for redemptions of Creation Units for the Fund.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund	Redemption Transaction Fee*
Hull Tactical US ETF	$500

*	To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the Redemption Transaction Fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus entitled “Calculating NAV.”

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV per share. The NAV per share for the Fund is calculated by the Administrator and determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs in which the Fund invests, is taken from the exchange where the security is primarily traded. Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined in good faith by the Investment Sub-Adviser in accordance with procedures adopted by the Board.

Futures contracts will be valued at the settlement or closing price determined by the applicable exchange.  Cash Instruments may be valued at market values, as furnished by recognized dealers in such securities or assets.  Cash Instruments also may be valued on the basis of information furnished by an independent pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term debt securities with remaining maturities of sixty days or less for which market quotations and information furnished by an independent pricing service are not readily available will be valued at amortized cost, which approximates current value.  Shares of money market mutual funds held by the Fund will be valued at their respective NAVs.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends for the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund.

Federal Income Taxes

The following is a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that supplements the summary in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company Status

The Fund will seek to qualify for treatment as a RIC under the Internal Revenue Code.  Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income for such year (the “Distribution Requirement”), the Fund itself generally will not be subject to federal income taxes to the extent the Fund’s income, including the Fund’s net capital gain (the excess of the Fund’s net long-term capital gains over its net long-term capital losses), is distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from interests in qualified publicly traded partnerships (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).  Each Underlying ETF and underlying mutual fund (collectively, “Underlying Funds”) in which the Fund invests will have qualified and will intend to continue to qualify for treatment each year as a RIC.

If the Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where the Fund corrects the failure within a specified period of time.  In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, the Fund may be required to dispose of certain assets.  If these relief provisions are not available to the Fund and it fails to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and, where applicable, to the lower tax rates on qualified dividend income received by noncorporate shareholders.  To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  If the Fund fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.  The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund intends to distribute substantially all of its net investment income and its net capital gains for each taxable year.  If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute (and is not deemed to distribute) to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year, subject to an increase for any shortfall in the prior year’s distribution. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. The Fund is permitted to carry forward a net capital loss indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to shareholders.  The Fund may invest in Underlying Funds with capital loss carryforwards.  Underlying Funds with net capital losses from taxable years that began after December 22, 2010 may also carry forward those net capital losses indefinitely.  Underlying Funds with net capital losses from taxable years that began on or before December 22, 2010, however, may only carry forward those losses to offset their capital gains, if any, for eight years following the year of the loss.  An Underlying Fund must fully utilize carryforwards of losses from taxable years that began after December 22, 2010 before it may utilize carryforwards of losses from taxable years that began on or before December 22, 2010. Generally, neither the Fund nor any Underlying Fund may carry forward any losses other than net capital losses. Under certain circumstances, the Fund or an Underlying Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

The Fund will not be able to offset gains distributed by any Underlying Fund in which it invests against losses incurred by another Underlying Fund in which it invests because the Underlying Funds cannot distribute losses.  The Fund’s sales of shares in an Underlying Fund, including those resulting from changes in the allocation among Underlying Funds, could cause the Fund to recognize taxable gains or losses.  A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Fund.  Further, a portion of losses on sales of shares in the Underlying Funds may be deferred.  Short-term capital gains earned by an Underlying Fund will be treated as ordinary dividends when distributed to the Fund and therefore may not be offset by any short-term capital losses incurred by the Fund.  Thus, the Fund’s short-term capital losses may instead offset its long-term capital gains, which might otherwise be eligible for the reduced U.S. federal income tax rates for individual and certain other noncorporate shareholders. As a result of these factors, the use of the fund-of-funds structure by the Fund could adversely affect the amount, timing and character of distributions to its shareholders.

Net capital gain distributions by an Underlying Fund will be treated as long-term capital gain, even if the Fund has held shares of the Underlying Fund for less than one year.  If not disallowed under the wash sale rules (described below), any loss incurred by the Fund on the sale of such Underlying Fund shares that have a tax holding period of six months or less will be treated as long-term capital loss to the extent of the gain distribution received on the shares disposed of by the Fund.

Taxation of Shareholders.  The Fund intends to distribute substantially all its net investment income monthly and net realized capital gains to shareholders annually. The distribution of net taxable investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or reinvests them in additional shares.

Subject to certain limitations and requirements, dividends reported by the Fund as qualified dividend income will be taxable to noncorporate shareholders at rates of up to 20%.  In general, dividends may be reported by the Fund as qualified dividend income if they are (i) paid from dividends received by the Fund from Underlying Funds that themselves received such income as dividends on common and preferred stock of U.S. companies or on stock of certain eligible foreign corporations, and (ii) reported as such by the Underlying Funds, provided that certain holding period and other requirements are met by both the Fund and the shareholders. If the Fund invests directly in stock of U.S. corporations other than Underlying Funds or in stock of certain eligible foreign corporations, dividends the Fund receives on those investments may also be reported by the Fund as qualified dividend income. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. “Passive foreign investment companies” (described below) are not qualified foreign corporations for this purpose.  Dividends received by the Fund that are attributable to an Underlying Fund’s investments in REITs generally are not expected to qualify for treatment as qualified dividend income. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Certain dividends received by the Fund from an Underlying Fund and attributable to the Underlying Fund’s dividend income from stock of U.S. corporations (generally, dividends received by an Underlying Fund in respect of any share of stock (1) as to which the Underlying Fund has met certain holding period requirements and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Underlying Fund may be eligible for the dividends-received deduction generally available to corporate shareholders under the Internal Revenue Code, provided such dividends are also appropriately so reported as eligible for the dividends-received deduction by the Fund. Capital gain distributions distributed to the Fund from Underlying Funds and capital gain dividends distributed to an Underlying Fund from other RICs are not eligible for the dividends-received deduction.  In order to qualify for the dividends-received deduction, corporate shareholders must also meet minimum holding period requirements with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares.  The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability.  Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required.

Distributions reported to Fund shareholders as capital gain dividends will be taxable as long-term capital gains, regardless of how long each shareholder has owned the shares.  Long-term capital gains are taxed to noncorporate shareholders at rates of up to 20%.  Distributions of net short-term capital gains will generally be taxable to shareholders as ordinary income.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.  In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.  For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders.  A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold.  After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

The Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund.  Distributions may be subject to state and local taxes.

U.S. individuals with income exceeding certain threshold amounts ($250,000 if married and filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income.” This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (including capital gains realized on the sale of shares of the Fund), among other categories of income, are generally taken into account in computing a shareholder’s net investment income.

A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

A sale of shares in the Fund may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss realized on the taxable disposition of shares will be treated as short-term capital gain or loss.  Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to the shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.  If the Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Taxation of Fund and Underlying Fund Investments.  Certain of the Fund’s and Underlying Funds’ investments may be subject to complex provisions of the Internal Revenue Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the character of gains and losses realized by the Fund or Underlying Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund or Underlying Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund or Underlying Funds to mark to market certain types of positions in its portfolios (e.g., treat them as if they were closed out) which may cause the Fund or Underlying Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes.  The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve its qualification for treatment as a RIC.

If an Underlying Fund acquires any equity interest in certain foreign corporations (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies”), the Underlying Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Underlying Fund is timely distributed to its shareholders.  An Underlying Fund would not be able to pass through to the Fund any credit or deduction for such a tax.  A “qualifying electing fund” election or a “mark-to-market” election may be available that would ameliorate these adverse tax consequences, but such elections could require the Underlying Fund to recognize taxable income or gain (subject to the distribution requirements applicable to RICs, as described above) without the concurrent receipt of cash.  In order to satisfy the distribution requirements and avoid a tax on the Underlying Fund, the Underlying Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Underlying Fund.  Gains from the sale of stock of passive foreign investment companies may also be treated as ordinary income.  In order for an Underlying Fund to make a qualified electing fund election with respect to a passive foreign investment company, the passive foreign investment company would have to agree to provide certain tax information to the Underlying Fund on an annual basis, which it might not agree to do.  An Underlying Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

An Underlying Fund may invest in or hold debt obligations of issuers not currently paying interest or that are in default.  Investments in debt obligations that are at risk of or in default present special tax issues for that Underlying Fund.  Federal income tax rules are not entirely clear about issues such as when the Underlying Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether certain exchanges of debt obligations in a workout context are taxable.

If an Underlying Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Underlying Fund elects to include market discount in income currently), the Underlying Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments.  However, the Underlying Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify to be treated as a RIC under the Internal Revenue Code and avoid U.S. federal income and excise taxes.  Therefore, the Underlying Fund may have to dispose of its portfolio securities, potentially under disadvantageous circumstances, to generate cash, or may have to borrow the cash, to satisfy distribution requirements.  Such a disposition of securities may potentially result in additional taxable gain or loss to the Underlying Fund and may affect the amount and timing of distributions to the Fund.

An Underlying Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to any investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect the Underlying Funds to satisfy the requirements for passing through to their shareholders (including the Fund) any share of foreign taxes paid by such Underlying Funds, with the result that the shareholders of the Fund will not include such taxes in their respective gross incomes and will not be entitled to any tax deductions or credits for such taxes on their own returns.

Backup Withholding

The Fund will be required in certain cases to withhold (as “backup withholding”) at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of dividends paid to any shareholder who: (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to backup withholding; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).  The backup withholding rate is 28%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Foreign Shareholders

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income.  Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders may, in certain circumstances, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, be subject to backup withholding on certain payments from the Fund.  Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities after June 30, 2014 (or, in certain cases, after later dates) and redemptions and certain capital gain dividends payable to such entities after December 31, 2016.  A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Certain Potential Tax Reporting Requirements

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues.  The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of foreign, federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund’s Adviser, Sub-Advisers, Distributor, or any affiliated person of the Fund, the Adviser, Sub-Advisers, or the Distributor.

The Trust’s Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the In-Kind Creation Basket and the In-Kind Redemption Basket, is publicly disseminated daily prior to the opening of the Exchange via the NSCC.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. The Fund will vote separately on matters relating solely to the Fund. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by the Board on the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling (844) 485-5383  ((844) Hull ETF) or by writing to the Fund at the following address: c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund had not commenced operations and, therefore, it does not have any financial statements.

APPENDIX A

Bond Ratings

Below is a description of Standard & Poor’s Ratings Group (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”) bond rating categories.

Standard & Poor’s Ratings Group Corporate Bond Ratings

AAA -This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated “AA” also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from “AAA” issues only in small degree.

A - Bonds rated “A” have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated “BBB” are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated “BB” have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated “b” have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated “CCC” have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody’s Investors Service, Inc. Corporate Bond Ratings

Aaa - Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in “Aaa” securities.

A-1

A - Bonds rated “A” possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated “Ba” are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

A-2

APPENDIX B

Exchange Traded Concepts, LLC

PROXY VOTING POLICIES AND PROCEDURES

Exchange Traded Concepts (“Exchange Traded Concepts”) recognizes its obligation to vote proxies for investments held by clients over which it exercises discretionary voting authority in the clients’ best interest. Accordingly, Exchange Traded Concepts will vote all proxies and act on all other corporate actions in a timely manner in accordance with these proxy voting policies and procedures (the “Proxy Voting Policies”).

Exchange Traded Concepts acts as fiduciary in relation to the portfolios of Exchange Traded Concepts Trust (each, a “Fund” and together, the “Funds”) and any other clients that it may manage in the future and the assets entrusted by such clients to Exchange Traded Concepts for their management.  Except where the client has expressly, in writing, reserved to itself or another party the duty to vote proxies, or where a sub-adviser votes proxies on behalf of a Fund, it is Exchange Traded Concepts’ duty as a fiduciary to vote all proxies relating to such shares.

In order to carry out its responsibilities in regard to voting proxies, Exchange Traded Concepts must track all shareholder meetings convened by companies whose shares are held in Exchange Traded Concepts’ client accounts, including the Fund, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940 (“Advisers Act”), Exchange Traded Concepts: (a) has adopted and implemented these Proxy Voting Policies that are reasonably designed to ensure that Exchange Traded Concepts votes client securities in the best interests of its clients (which includes how Exchange Traded Concepts addresses material conflicts of interests); (b) will disclose to clients how they may obtain information on how Exchange Traded concepts voted their proxies; (c) will describe to clients its Proxy Voting Policies and, upon their request, furnish a copy to its clients; and (d) will maintain certain records relating to the  proxy voting activities when the adviser does have proxy voting authority.

Exchange Traded Concepts shall utilize the formal proxy guidelines (set forth below) to appropriately assess each proxy issue.  Generally, Exchange Traded Concepts seeks to vote proxies in the best interests of its clients, including the Fund.  In the ordinary course, this entails voting proxies in a way which Exchange Traded Concepts believes will maximize the monetary value of each portfolio’s holdings.  Exchange Traded Concepts’ Management Committee, which oversees proxy voting, will address any unusual or undefined voting issues that may arise during the year.

In addition, Exchange Traded Concepts may engage the services of an independent third party (“Proxy Firm”) to cast proxy votes according to Exchange Traded Concepts’ established guidelines.   When Exchange Traded Concepts deems it in the best interest of clients, they may permit a sub-adviser to a Fund the authority to cast proxy votes either in accordance with Exchange Traded Concepts’ established guidelines or in accordance with the proxy voting policies submitted by that firm to and approved by the Board. The Proxy Firm or sub-adviser will promptly notify Exchange Traded Concepts of any proxy issues that do not fall under the guidelines set forth below.  Exchange Traded Concepts does not believe that conflicts of interest will generally arise in connection with its proxy voting policies.

Generally, Exchange Traded Concepts views that proxy proposals can be grouped into six broad categories as follows:

I.	Election of Board of Directors
•	Exchange Traded Concepts will generally vote in support of management’s nominees for the board of directors; however, Exchange Traded Concepts may choose not to support management’s proposed board if circumstances warrant such consideration.

II.	Appointment of Independent Auditors
•	Exchange Traded Concepts will support the recommendation of the respective corporation’s board of directors.

III.	Issues of Corporate Structure and Shareholder Rights
•	Proposals may originate from either management or shareholders, and among other things, may request revisions to the corporate bylaws that will affect shareholder ownership rights. Exchange Traded Concepts does not generally support obstacles erected by corporations to prevent mergers or takeovers with the view that such actions may depress the corporation’s marketplace value.

•	Exchange Traded Concepts supports the following types of corporate structure and shareholder rights proposals:
o	Management proposals for approval of stock repurchase programs, stock splits (including reverse splits)
o	Authorization to increase shares outstanding
o	The ability of shareholders to vote on shareholder rights plans (poison pills)
o	Shareholder rights to eliminate or remove supermajority provisions
o	Shareholder rights to call special meetings and to act by written consent

•	Exchange Traded Concepts votes against management on the following items which have potentially substantial financial or best interest impact:
o	Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders which are contrary to the best interest of existing shareholders, anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
o	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions
o	Elimination of shareholders’ right to call special meetings
o	Establishment of classified boards of directors
o	Reincorporation in a state which has more stringent anti-takeover and related provisions
o	Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding
o	Excessive compensation
o	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

o	Adjournment of meeting to solicit additional votes
o	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy
o	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees

IV.	Mergers and Acquisitions

Exchange Traded Concepts evaluates mergers and acquisitions on a case-by-case basis. Exchange Traded Concepts uses its discretion in order to maximize shareholder value. Exchange Traded Concepts generally votes:
•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets
•	For offers that concur with index calculators’ treatment and the ability to meet the clients’ return objectives for passive funds
•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

V.	Executive and Director Equity-Based Compensation
•	Exchange Traded Concepts is generally in favor of properly constructed equity-based compensation arrangements. Exchange Traded Concepts will support proposals that provide management with the ability to implement compensation arrangements that are both fair and competitive.

However, Exchange Traded Concepts may oppose management proposals that could potentially significantly dilute shareholders’ ownership interests in the corporation.

VI.	Corporate Social and Policy Issues
•	Proposals usually originate from shareholders and may require a revision of certain business practices and policies.

 Exchange Traded Concepts is of the view that typical business matters that directly or indirectly affect corporate profitability are primarily the responsibility of management. Exchange Traded Concepts believes it is inappropriate to use client assets to address socio-political issues. Therefore, social and policy issues reflected in shareholder proposals should be subject to the approval of the corporation’s board of directors.

Conflicts

From time to time, Exchange Traded Concepts will review a proxy which presents a potential material conflict.  As a fiduciary to its clients, Exchange Traded Concepts takes these potential conflicts very seriously.  Exchange Traded Concepts’ duty is to ensure that proxy votes are cast in the clients’, including the Funds,’ best interests and are not affected by Exchange Traded Concepts’ potential conflict. If a potential conflict of interest exists, and the matter falls clearly within one of the proposals enumerated above, Exchange Traded Concepts will vote proxies in accordance with the pre-determined guidelines set forth in these Proxy Voting Policies.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that Exchange Traded Concepts believes more active involvement is necessary, Exchange Traded Concepts may employ the services of a Proxy Firm, wholly independent of Exchange Traded Concepts, to determine the appropriate vote.

In certain situations, Exchange Traded Concepts’ Management Committee may determine that the employment of a Proxy Firm is unfeasible, impractical or unnecessary. In such situations, the Management Cmmittee shall decide how to vote the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of Exchange Traded Concepts’ clients, shall be formalized in writing.  Which action is appropriate in any given scenario would be the decision of the Management Committee in carrying out its duty to ensure that the proxies are voted in the clients’ best interests.

PART C:  OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated July 17, 2009 of Exchange Traded Concepts Trust (formerly, FaithShares Trust) (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000950123-09-023575 on July 20, 2009.

(a)(2)	Written Instrument, dated July 14, 2011, amending the Registrant’s Certificate of Trust, dated July 17, 2009, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-11-078120 on August 17, 2011.

(a)(3)	Registrant’s Agreement and Declaration of Trust dated October 13, 2009 is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-068184 on December 4, 2009.

(a)(4)	Registrant’s Amended and Restated Agreement and Declaration of Trust, dated as of October 3, 2011, is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-11-100027 on November 22, 2011.

(b)(1)	Registrant’s By-Laws dated October 20, 2009 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-023575 on July 20, 2009.

(b)(2)	Registrant’s Amended and Restated By-Laws dated October 3, 2011 are incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-11-100027 on November 22, 2011.

(c)	Not applicable.

(d)(1)	Interim Advisory Agreement dated January 16, 2015 between the Registrant and Exchange Traded Concepts, LLC, relating to the ROBO-STOX TM Global Robotics and Automation Index ETF, Janus Equal Risk Weighted Large Cap ETF, YieldShares High Income ETF, and EMQQ The Emerging Markets Internet & Ecommerce ETF, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-15-002138 on March 30, 2015.

(d)(2)	Form of Advisory Agreement dated May 26, 2015 between the Registrant and Exchange Traded Concepts, LLC, relating to the Hull Tactical US ETF, Forensic Accounting ETF, Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF, is filed herewith.

(d)(3)	Advisory Agreement between the Registrant and Exchange Traded Concepts, LLC, relating to the EVE/S&P Municipal Bond Puerto Rico ETF, to be filed by amendment.

(d)(4)	Form of Sub-Advisory Agreement dated June 1, 2015 between Exchange Traded Concepts, LLC and HTAA, LLC, with respect to the Hull Tactical US ETF, is filed herewith.

(d)(5)	Form of Sub-Advisory Agreement dated June 1, 2015 between Exchange Traded Concepts, LLC and Vident Investment Advisory, LLC, with respect to the Hull Tactical US ETF, is filed herewith.

(d)(6)	Form of Sub-Advisory Agreement dated May 26, 2015 between Exchange Traded Concepts, LLC and Vident Investment Advisory, LLC, with respect to the Forensic Accounting ETF, is filed herewith.

(d)(7)	Form of Sub-Advisory Agreement dated May 26, 2015 between Exchange Traded Concepts, LLC and Yorkville ETF Advisors, LLC, relating to the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF, is filed herewith.

(d)(8)	Form of Sub-Advisory Agreement dated May 26, 2015 between Exchange Traded Concepts, LLC and Penserra Capital Management LLC, relating to the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF, is filed herewith.

(d)(9)	Interim Sub-Advisory Agreement dated January 16, 2015 between Exchange Traded Concepts, LLC and Penserra Capital Management LLC, relating to the EMQQ The Emerging Markets Internet & Ecommerce ETF, YieldShaeres High Income ETF, ROBO-STOX TM Global Robotics and Automation Index ETF, and Janus Equal Risk Weighted Large Cap ETF, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-15-002138 on March 30, 2015.

(d)(10)	Sub-Advisory Agreement between Exchange Traded Concepts, LLC and [SUB-ADVISER], with respect to the EVE/S&P Municipal Bond Puerto Rico ETF, to be filed by amendment.

(e)(1)	Amended and Restated Distribution Agreement dated November 10, 2011 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(l) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001144204-12-014210 on March 12, 2012.

(e)(2)	Amendment No. 2 and revised Schedule A, effective December 6, 2012, to the Amended and Restated Distribution Agreement dated November 10, 2011 between the Registrant and SEI Investments Distribution Co. are incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-15629 and 811-22263), as filed with the SEC on January 29, 2013.

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(e)(3)	Amendment No. 3 and revised Schedule A, effective as of February 28, 2013, to the Amended and Restated Distribution Agreement dated November 10, 2011 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-003416 on July 26, 2013.

(e)(4)	Amendment No. 4, effective as of November 11, 2013, to the Amended and Restated Distribution Agreement dated November 10, 2011 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-14-001917 on March 28, 2014.

(e)(5)	Amendment No. 5 and revised Schedule A, effective as of October 1, 2013, to the Amended and Restated Distribution Agreement dated November 10, 2011 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-004927 on October 18, 2013.

(e)(6)	Amendment No. 6 and revised Schedule A, effective February 18, 2014, to the Amended and Restated Distribution Agreement dated November 10, 2011 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-15-002138 on March 30, 2015.

(e)(7)	Amendment No. 7 and revised Schedule A, effective November 11, 2014, to the Amended and Restated Distribution Agreement dated November 10, 2011 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-15-002138 on March 30, 2015.

(e)(8)	Amendment and revised Schedule A to the Amended and Restated Distribution Agreement dated November 10, 2011 between the Registrant and SEI Investments Distribution Co., reflecting the addition of the EVE/S&P Municipal Bond Puerto Rico ETF, to be filed by amendment.

(e)(9)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001144204-12-014210 on March 12, 2012.

(f)	Not applicable.

3

(g)(1)	Domestic Custody Agreement dated March 2, 2012 between the Registrant and JPMorgan Chase Bank, National Association is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001144204-12-014210 on March 12, 2012.

(g)(2)	Joinder and Amendment dated January 31, 2013 to Domestic Custody Agreement dated March 2, 2012 between the Registrant, Yorkville High Income Infrastructure MLP ETF and JPMorgan Chase Bank, National Association, is incorporated herein by reference to Exhibit (g)(2) of Pre-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC on August 28, 2014.

(g)(3)	Custodian Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(g)(4)	Appendix A, dated as of February 13, 2015, to the Custodian Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co. is filed herewith.

(h)(1)	Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(l) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001144204-12-014210 on March 12, 2012.

(h)(2)	New Fund Addendum, dated March 2, 2012, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services, relating to the Yorkville High Income MLP ETF, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-003416 on July 26, 2013.

(h)(3)	Amendment and revised Schedule I, effective as of April 19, 2012, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-003416 on July 26, 2013.

(h)(4)	New Fund Addendum, dated April 19, 2012, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services, relating to the YieldShares High Income ETF (formerly, the Sustainable North American Oil Sands ETF), is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC on January 29, 2013.

4

(h)(5)	Amendment dated March 1, 2013 to the New Fund Addendum dated April 19, 2012 to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services, relating to the YieldShares High Income ETF, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-003416 on July 26, 2013.

(h)(6)	Amendment No. 2 and revised Schedule I, effective December 6, 2012, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services are incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC on January 29, 2013.

(h)(7)	New Fund Addendum, dated January 15, 2013, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services, relating to the Forensic Accounting ETF, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC on January 29, 2013.

(h)(8)	Amendment No. 3 and revised Schedule I, effective as of February 28, 2013, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-003416 on July 26, 2013.

(h)(9)	Amendment No. 4 and revised Schedule I, effective as of October 1, 2013, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-004927 on October 18, 2013.

(h)(10)	New Fund Addendum, dated October 1, 2013, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services, relating to the ROBO-STOX TM Global Robotics and Automation Index ETF, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-004927 on October 18, 2013.

(h)(11)	Form of New Fund Addendum, dated June 1, 2015, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services, relating to the Hull Tactical US ETF, is filed herewith.

5

(h)(12)	Amendment No. 6 and revised Schedule I, effective as of November 11, 2014, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-15-002138 on March 30, 2015.

(h)(13)	New Fund Addendum, dated November 11, 2014, to the Amended and Restated Administration Agreement between the Registrant and SEI Investments Global Funds Services, relating to the EMQQ The Emerging Markets Internet & Ecommerce ETF, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-15-002138 on March 30, 2015.

(h)(14)	Agency Services Agreement dated March 2, 2012 between the Registrant and JPMorgan Chase Bank, National Association is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001144204-12-014210 on March 12, 2012.

(h)(15)	Joinder and Amendment dated January 31, 2013 to Agency Services Agreement dated March 2, 2012 between the Registrant, Yorkville High Income Infrastructure MLP ETF and JPMorgan Chase Bank, National Association, is incorporated herein by reference to Exhibit (h)(12) of Pre-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC on August 28, 2014.

(h)(16)	Transfer Agency Services Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (h) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-059434 on November 6, 2009.

(h)(17)	Amendment, dated May 17, 2012, to the Transfer Agency Services Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001144204-12-034055 on June 8, 2012.

(h)(18)	Revised Appendix A, dated as of March 5, 2015, to the Transfer Agency Services Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co. is filed herewith.

(i)(1)	Opinion and Consent of Counsel, Bingham McCutchen LLP, relating to the Janus Equal Risk Weighted Large Cap ETF (formerly, the VelocityShares Equal Risk Weighted Large Cap ETF), is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-003416 on July 26, 2013.

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(i)(2)	Opinion and Consent of Counsel, Bingham McCutchen LLP, relating to the Robo-StoxTM Global Robotics and Automation Index ETF, is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-004927 on October 18, 2013.

(i)(3)	Opinion and Consent of Counsel, Bingham McCutchen LLP, relating to the EMQQ The Emerging Markets Internet & Ecommerce ETF, is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-14-005792 on November 10, 2014.

(i)(4)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Forensic Accounting ETF, Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF, is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-15-002138 on March 30, 2015.

(i)(5)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the YieldShares High Income ETF, is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-15-002915 on April 30, 2015.

(i)(6)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Hull Tactical US ETF, is filed herewith.

(i)(7)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the EVE/S&P Municipal Bond Puerto Rico ETF, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Seed Capital Subscription Agreement between the Registrant and Exchange Traded Concepts, LLC (formerly, FaithShares Advisors, LLC) is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-09-068184 on December 4, 2009.

(m)(1)	Distribution and Service Plan dated October 20, 2009, as revised, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-13-004927 on October 18, 2013.

(m)(2)	Amended Exhibit A to the Distribution and Service Plan dated October 20, 2009, reflecting the addition of the Hull Tactical US ETF, is filed herewith.

7

(m)(3)	Amended Exhibit A to the Distribution and Service Plan dated October 20, 2009, reflecting the addition of the EVE/S&P Municipal Bond Puerto Rico ETF, to be filed by amendment.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(l) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001144204-12-014210 on March 12, 2012.

(p)(2)	Code of Ethics of Exchange Traded Concepts, LLC is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001144204-12-014210 on March 12, 2012.

(p)(3)	Code of Ethics of Yorkville ETF Advisors, LLC is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001144204-12-014210 on March 12, 2012.

(p)(4)	Code of Ethics of Penserra Capital Management LLC is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-14-005792 on November 10, 2014.

(p)(5)	Code of Ethics of HTAA, LLC is filed herewith.

(p)(6)	Code of Ethics of Vident Investment Advisory, LLC is filed herewith.

(p)(7)	Code of Ethics of [SUB-ADVISER], sub-adviser to the EVE/S&P Municipal Bond Puerto Rico ETF, to be filed by amendment.

(q)(1)	Powers of Attorney, dated February 28, 2014, for Messrs. Richard Hogan, David M. Mahle, Kurt A. Wolfgruber, and Mark A. Zurack are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-14-001917 on March 28, 2014.

(q)(2)	Power of Attorney, dated April 9, 2015, for Jay Baker is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0001398344-15-002915 on April 30, 2015.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

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Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser for each series of the Trust.  The principal address of the Adviser is 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73013.

Yorkville ETF Advisors, LLC (“Yorkville”), HTAA, LLC (“HTAA”), Penserra Capital Management LLC (“Penserra Capital”) and Vident Investment Advisory, LLC (“Vident”) (each a “Sub-Adviser” and, collectively, the “Sub-Advisers”) serve as sub-advisers for certain series of the Trust. Yorkville serves as sub-adviser for the Yorkville High Income MLP ETF and the Yorkville High Income Infrastructure MLP ETF. HTAA serves as sub-advisers for the Hull Tactical US ETF.  Penserra serves as sub-adviser for the Yorkville High Income MLP ETF, Yorkville High Income Infrastructure MLP ETF, Janus Equal Risk Weighted Large Cap ETF, YieldShares High Income ETF, Robo-StoxTM Global Robotics and Automation Index ETF, and EMQQ The Emerging Markets Internet & Ecommerce ETF. Vident serves as sub-adviser for the Forensic Accounting ETF and Hull Tactical US ETF. The principal address of Yorkville is 353 Central Park West, New York, New York 10025.  The principal address of HTAA is 141 W. Jackson Boulevard, Suite 1650, Chicago, Illinois 60604. The principal address of Penserra Capital is 140 Broadway, 26th Floor New York, New York 10005.The principal address of Vident is 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Adviser and the Sub-Advisers are investment advisers registered with the SEC under the Investment Advisers Act of 1940.

9

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Adviser

Name and Position with Adviser	Name of Other Company	Connection with Other Company
J. Garrett Stevens	T.S. Phillips Investments, Inc.	Vice President
Chief Executive Officer	Phillips Capital Advisors, Inc.	Vice President
James J. Baker, Jr. Member	Yorkville ETF Advisors, LLC	Managing Partner

Yorkville

Name and Position with Yorkville	Name of Other Company	Connection with Other Company
James J. Baker, Jr. Managing Partner	Exchange Traded Concepts, LLC	Managing Partner
Richard Hogan Director	Exchange Traded Concepts Trust	Treasurer and Secretary

Penserra Capital

Name and Position with Penserra Capital	Name of Other Company	Connection with Other Company
Dustin Lewellyn, CIO	Golden Gate Investment Consulting LLC	Founder and President
George Madrigal, CEO	Penserra Securities LLC	Managing Partner and CEO
Anthony Castelli, CCO	Penserra Securities LLC	CCO and COO

HTAA

Name and Position with HTAA	Name of Other Company	Connection with Other Company
Blair Hull, CEO	N/A	N/A
Stephen McCarten, COO	N/A	N/A
Petra Bakosova, Financial Engineer	N/A	N/A

10

Vident

Name and Position with Vident	Name of Other Company	Connection with Other Company
Nicholas A. Stonestreet, CEO	Vident Financial, LLC	CEO
Andrew T. Schmuhl, CCO	Vident Financial, LLC Overture Financial	COO General Counsel
Denise Krisko, President	Index Management Solutions, LLC	CIO

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statements of Additional Information.

Item 32.	Principal Underwriters

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012

11

KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors’ Inner Circle Fund III	February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust	April 1, 2014
O’ Connor EQUUS	May 15, 2014
Winton Series Trust	December 11, 2014
SEI Catholic Values Trust	March 24, 2015

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	Director, President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
John P. Coary	Vice President & Assistant Secretary	—
Lori L. White	Vice President & Assistant Secretary	—
Judith Hirx	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—

Item 33.	Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

12

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o Exchange Traded Concepts Trust
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120
(b)	Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120
(c)	Sub-Advisers:
Yorkville ETF Advisors, LLC
353 Central Park West,

New York, New York 10025

HTAA, LLC
141 W. Jackson Boulevard, Suite 1650
Chicago, Illinois 60604

Penserra Capital Management LLC
140 Broadway, 26th Floor
New York, New York 10005

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

(d)	Principal Underwriter:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(e)	Custodians:
JPMorgan Chase Bank, N.A.
4 New York Plaza
New York, New York 10004
Brown Brothers Harriman
40 Water Street
Boston, Massachusetts 02109

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

13

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 128 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Edmond, State of Oklahoma on this 1st day of June,  2015.

Exchange Traded Concepts Trust
/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 128 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	June 1, 2015
David M. Mahle

*	Trustee	June 1, 2015
Kurt Wolfgruber

*	Trustee	June 1, 2015
Mark A. Zurack

*	Trustee	June 1, 2015
Timothy J. Jacoby

/s/ J. Garrett Stevens	Trustee and President	June 1, 2015
J. Garrett Stevens

*	Secretary	June 1, 2015
Richard Hogan

*	Treasurer	June 1, 2015
Jay Baker

*/s/ J. Garrett Stevens
J. Garrett Stevens

* Attorney-in-Fact, pursuant to power of attorney

14

Exhibit Index

Exhibit Number	Exhibit Name:

(d)(2)	Form of Advisory Agreement dated May 26, 2015 between the Registrant and Exchange Traded Concepts, LLC, relating to the Hull Tactical US ETF, Forensic Accounting ETF, Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF

(d)(4)	Form of Sub-Advisory Agreement dated June 1, 2015 between Exchange Traded Concepts, LLC and HTAA, LLC, with respect to the Hull Tactical US ETF

(d)(5)	Form of Sub-Advisory Agreement dated June 1, 2015 between Exchange Traded Concepts, LLC and Vident Investment Advisory, LLC, with respect to the Hull Tactical US ETF

(d)(6)	Form of Sub-Advisory Agreement dated May 26, 2015 between Exchange Traded Concepts, LLC and Vident Investment Advisory, LLC, with respect to the Forensic Accounting ETF

(d)(7)	Form of Sub-Advisory Agreement dated May 26, 2015 between Exchange Traded Concepts, LLC and Yorkville ETF Advisors, LLC, relating to the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF

(d)(8)	Form of Sub-Advisory Agreement dated May 26, 2015 between Exchange Traded Concepts, LLC and Penserra Capital Management LLC, relating to the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF

(g)(4)	Appendix A, dated as of February 13, 2015, to the Custodian Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co.

(h)(11)	Form of New Fund Addendum, dated June 1, 2015, to the Amended and Restated Administration Agreement dated November 10, 2011 between the Registrant and SEI Investments Global Funds Services, relating to the Hull Tactical US ETF

(h)(18)	Revised Appendix A, dated as of March 5, 2015, to the Transfer Agency Services Agreement dated September 28, 2009 between the Registrant and Brown Brothers Harriman & Co.

(i)(6)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Hull Tactical US ETF

(m)(2)	Amended Exhibit A to the Distribution and Service Plan dated October 20, 2009, reflecting the addition of the Hull Tactical US ETF

(p)(5)	Code of Ethics of HTAA, LLC

(p)(6)	Code of Ethics of Vident Investment Advisory, LLC

15